Note 9 - Fixed Assets - 10Q	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 9. FIXED ASSETS

Fixed assets as of June 30, 2013 and September 30, 2012, respectively, consist of the following:

Asset Type	June 30, 2013	September 30, 2012

Equipment	$2,662,000	$2,620,000
Furniture and Fixtures	491,000	491,000
Leasehold improvements	976,000	922,000
Capital Leases (primarily composed of computer equipment)	2,510,000	2,510,000
Total fixed assets	6,639,000	6,543,000
Less Accumulated Depreciation	(6,208,000)	(5,881,000)
Fixed assets net of accumulated depreciation	$431,000	$662,000

Depreciation expense for the three months ended June 30, 2013 and 2012 was $103,000 and $122,000, respectively.

NOTE 8. FIXED ASSETS

Fixed assets as of September 30, 2012 and 2011, respectively, consist of the following:

	September 30,		Estimated Useful
	2012	2011	Lives (years)
Equipment	$2,620,000	$2,532,000	5
Furniture and fixtures	491,000	491,000	5
Leasehold improvements	922,000	897,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of Computer Equipment)	2,510,000	2,402,000	5
	6,543,000	6,322,000
Less accumulated depreciation and amortization	(5,881,000)	(5,348,000)
Fixed assets - net	$662,000	$974,000

Depreciation and amortization expense for the years ended September 30, 2012 and 2011 was $533,000 and $633,000 respectively.